Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,523,415.18
Total Fee Amount	1,867.58
Total Offset Amount	0.00
Net Fee	$ 1,867.58
Offering Table N/A
Offset Table N/A	N/A